INCOME TAXES (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
INCOME TAXES (Details Narrative)
Non-capital tax losses carried forward	$ 9,860,000	$ 9,402,000
Non-capital losses expiry date range	2026 and 2039
Deductible temporary differences related to exploration and evaluation assets	$ 2,717,155	$ 2,717,155